Related Party Transactions (Details Narrative) (10Q) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Preferred dividends, amount		$ 29,939	$ 35,517	$ 311,056
Officer compensation	120,278	403,006	1,592,990	2,126,243
Consulting fees			1,154,465	1,013,690
Frank Wilkie [Member]
Consulting fees	0	250	120,404	419,204
Matthew Banks [Member]
Director fees				20,000
Consulting fees				27,500
R & H Nominees Pty Ltd [Member]
Director fees			29,800	27,500
R & H Nominees Pty Ltd [Member] | Harold Hansen [Member]
Director fees	0	8,500
Chief Executive Officer [Member]
Compensation expense	0	250,000
Chief Operating Officer [Member]
Officer compensation	53,077	53,077	243,000	250,000
Director [Member] | Matthew Banks [Member]
Director fees	$ 0	$ 8,500	$ 29,800	$ 27,500